Consolidated Statements of Changes in Stockholder's Deficit (Parenthetical) - Common Stock [Member]	Dec. 31, 2024 $ / shares
Compass Digital Acquisition Corp [Member]
Share price per share	$ 0.25
Key Mining Corp [Member]
Share price per share	$ 0.25